UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2020

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks All-Cap Core Fund

(Institutional Class: CZOVX)

Zacks Small-Cap Core Fund

(Investor Class: ZSCCX)

(Institutional Class: ZSCIX)

Zacks Dividend Fund

(Investor Class: ZDIVX)

(Institutional Class: ZDIIX)

SEMI-ANNUAL REPORT

MAY 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (888) 453-4003 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at (888) 453-4003 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Manager Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

Zacks Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	15
Statements of Operations	17
Statements of Changes in Net Assets	19
Financial Highlights	22
Notes to Financial Statements	28
Expense Examples	38

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zacks Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.zacksfunds.com

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.3%
	BASIC MATERIALS — 1.8%
4,344	Celanese Corp.	$390,569
7,470	International Paper Co.	254,354
9,487	Univar Solutions, Inc.*,1	146,669
		791,592
	COMMUNICATIONS — 17.8%
528	Alphabet, Inc. - Class A*	756,899
179	Alphabet, Inc. - Class C*	255,777
544	Amazon.com, Inc.*	1,328,649
18,554	AT&T, Inc.	572,576
15,617	Ciena Corp.*	862,995
14,608	Cisco Systems, Inc.	698,555
2,301	Expedia Group, Inc.	182,883
4,037	Facebook, Inc. - Class A*	908,688
4,103	Nice Ltd. - ADR*,1,2	763,732
4,045	T-Mobile US, Inc.*	404,662
1,301	VeriSign, Inc.*	284,932
3,713	Verizon Communications, Inc.	213,052
14,497	ViacomCBS, Inc.[1]	300,668
4,012	Walt Disney Co.[1]	470,608
		8,004,676
	CONSUMER, CYCLICAL — 6.4%
6,262	Best Buy Co., Inc.	488,999
3,498	Home Depot, Inc.	869,183
3,747	NIKE, Inc. - Class B	369,379
8,147	PulteGroup, Inc.	276,754
5,736	Starbucks Corp.	447,351
3,531	Walmart, Inc.	438,056
		2,889,722
	CONSUMER, NON-CYCLICAL — 25.4%
3,786	AbbVie, Inc.	350,849
2,327	Amedisys, Inc.*	446,900
2,350	Amgen, Inc.	539,795
4,201	Baxter International, Inc.[1]	378,132
1,054	Biogen, Inc.*	323,673
6,811	Bristol-Myers Squibb Co.	406,753

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,334	Cintas Corp.	$330,779
4,566	Coca-Cola Co.	213,141
5,930	Colgate-Palmolive Co.[1]	428,917
3,680	CVS Health Corp.	241,298
2,937	Danaher Corp.[1]	489,334
1,463	Edwards Lifesciences Corp.*,1	328,765
1,108	FleetCor Technologies, Inc.*	270,119
3,850	Hershey Co.	522,368
4,755	Johnson & Johnson	707,306
1,928	Laboratory Corp. of America Holdings*,1	338,017
11,349	Merck & Co., Inc.	916,091
1,374	Molina Healthcare, Inc.*	255,317
1,573	Moody's Corp.	420,636
6,584	PepsiCo, Inc.	866,125
4,955	Pfizer, Inc.	189,232
7,337	Procter & Gamble Co.	850,505
1,629	Stryker Corp.[1]	318,844
3,021	Sysco Corp.	166,638
2,691	UnitedHealth Group, Inc.	820,351
1,201	Vertex Pharmaceuticals, Inc.*	345,840
		11,465,725
	ENERGY — 2.2%
6,163	Chevron Corp.	565,147
3,083	Diamondback Energy, Inc.[1]	131,274
9,843	Royal Dutch Shell PLC - Class B - ADR2	299,621
		996,042
	FINANCIAL — 13.1%
7,155	American Express Co.	680,226
2,924	Ameriprise Financial, Inc.	409,565
1,497	Assurant, Inc.	153,562
27,743	Bank of America Corp.	669,161
465	BlackRock, Inc.	245,818
2,837	Crown Castle International Corp. - REIT[1]	488,418
4,500	Equity LifeStyle Properties, Inc. - REIT	280,350
12,159	Hartford Financial Services Group, Inc.	465,568
2,804	JPMorgan Chase & Co.	272,857

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
21,414	KeyCorp	$253,756
5,054	Marsh & McLennan Cos., Inc.	535,320
9,222	MetLife, Inc.	332,084
2,904	Mid-America Apartment Communities, Inc. - REIT	337,909
7,467	State Street Corp.	455,188
1,795	Travelers Cos., Inc.	192,029
3,292	Western Alliance Bancorp	125,590
		5,897,401
	INDUSTRIAL — 7.5%
3,780	Caterpillar, Inc.	454,091
2,585	FedEx Corp.	337,498
3,259	Honeywell International, Inc.	475,325
1,872	Lockheed Martin Corp.	727,160
7,917	Raytheon Technologies Corp.	510,805
5,220	Republic Services, Inc.	446,101
2,771	Tetra Tech, Inc.	218,632
3,036	Xylem, Inc.[1]	201,408
		3,371,020
	TECHNOLOGY — 21.6%
3,896	Accenture PLC - Class A1,2	785,512
2,177	ANSYS, Inc.*,1	616,091
3,813	Apple, Inc.	1,212,305
6,750	Applied Materials, Inc.	379,215
1,517	CACI International, Inc. - Class A*	380,433
4,012	Cadence Design Systems, Inc.*	366,256
7,148	Dropbox, Inc. - Class A*	161,330
7,649	Fortinet, Inc.*	1,064,741
14,309	Intel Corp.	900,465
1,042	Intuit, Inc.[1]	302,514
2,638	Manhattan Associates, Inc.*,1	233,199
9,620	Micron Technology, Inc.*	460,894
7,656	Microsoft Corp.	1,402,962
1,321	NVIDIA Corp.	468,981
4,102	Skyworks Solutions, Inc.	486,251
2,837	Synopsys, Inc.*	513,242
		9,734,391

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES — 3.5%
5,831	American Electric Power Co., Inc.[1]	$497,093
3,747	American States Water Co.	307,292
5,658	California Water Service Group	265,926
5,154	Hawaiian Electric Industries, Inc.[1]	203,377
5,120	Southern Co.	292,198
		1,565,886
	TOTAL COMMON STOCKS
	(Cost $35,444,406)	44,716,455
	SHORT-TERM INVESTMENTS — 14.9%

Units
COLLATERAL FOR SECURITIES LOANED — 14.2%
6,398,154	Securities Lending Fund II, LLC [3]	6,398,154

Principal Amount
$330,044	UMB Money Market Fiduciary, 0.01% [4]	330,044
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,728,198)	6,728,198

	TOTAL INVESTMENTS — 114.2%
	(Cost $42,172,604)	51,444,653

	Liabilities in Excess of Other Assets — (14.2)%	(6,394,419)
	TOTAL NET ASSETS — 100.0%	$45,050,234

ADR — American Depository Receipt

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

US — United States

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $6,260,740 at May 31, 2020.
[2]	Foreign security is denominated in U.S. Dollars.
[3]	The Securities Lending Fund II, LLC is not registered under the 1940 Act, pursuant to the exception available under Section 3(c)(7) of the 1940 Act.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund

SUMMARY OF INVESTMENTS

As of May 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	25.4%
Technology	21.6%
Communications	17.8%
Financial	13.1%
Industrial	7.5%
Consumer, Cyclical	6.4%
Utilities	3.5%
Energy	2.2%
Basic Materials	1.8%
Total Common Stocks	99.3%
Short-Term Investments	14.9%
Total Investments	114.2%
Liabilities in Excess of Other Assets	(14.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.7%
	BASIC MATERIALS — 1.3%
9,344	Innospec, Inc.[1]	$720,329
	COMMUNICATIONS — 5.7%
59,847	A10 Networks, Inc.*	406,959
75,677	ChannelAdvisor Corp.*	1,055,694
5,338	Cogent Communications Holdings, Inc.[1]	408,464
6,239	ePlus, Inc.*	459,877
2,761	EW Scripps Co. - Class A1	23,938
44,174	Quotient Technology, Inc.*	307,451
2,793	Stamps.com, Inc.*	553,433
		3,215,816
	CONSUMER, CYCLICAL — 10.6%
19,967	Cannae Holdings, Inc.*	735,384
99,951	Everi Holdings, Inc.*	620,696
48,851	Forestar Group, Inc.*	741,070
87,869	Green Brick Partners, Inc.*	940,198
6,480	Johnson Outdoors, Inc. - Class A	502,913
20,925	Knoll, Inc.	220,968
102,300	Modine Manufacturing Co.*	547,305
20,886	PC Connection, Inc.	903,946
300	Systemax, Inc.	6,297
4,198	UniFirst Corp.	754,800
		5,973,577
	CONSUMER, NON-CYCLICAL — 32.8%
5,139	Amedisys, Inc.*,1	986,945
14,243	Arcus Biosciences, Inc.*,1	446,518
89,887	Brookdale Senior Living, Inc.*	328,986
13,431	Concert Pharmaceuticals, Inc.*	142,637
10,948	CRA International, Inc.	442,190
38,473	CytomX Therapeutics, Inc.*,1	340,871
33,217	Darling Ingredients, Inc.*,1	774,288
9,880	Ensign Group, Inc.1	431,954
6,024	Haemonetics Corp.*,1	660,712
23,301	Hanger, Inc.*,1	427,806
87,048	Hookipa Pharma, Inc.*,1	949,694
127,927	Jounce Therapeutics, Inc.*,1	689,527
33,523	K12, Inc.*	825,336

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
3,353	Karuna Therapeutics, Inc.*	$314,713
14,122	Kiniksa Pharmaceuticals Ltd. - Class A*,1,2	294,726
15,065	Livongo Health, Inc.*,1	902,845
18,750	Luminex Corp.	584,250
56,820	MeiraGTx Holdings plc*,1,2	843,209
29,868	Momenta Pharmaceuticals, Inc.*	940,245
1,034	Nevro Corp.*	129,870
13,043	Novocure Ltd.*,1,2	879,489
12,874	Odonate Therapeutics, Inc.*	420,594
4,732	Quidel Corp.*,1	828,100
47,280	Select Medical Holdings Corp.*	763,099
1,390	Strategic Education, Inc.	235,786
13,459	Stryker Corp.	2,634,330
4,235	Surmodics, Inc.*	156,610
36,041	Verrica Pharmaceuticals, Inc.*,1	413,751
76,114	X4 Pharmaceuticals, Inc.*	650,014
		18,439,095
	FINANCIAL — 17.5%
5,563	American Equity Investment Life Holding Co.	120,661
6,950	CTO Realty Growth, Inc.[1]	290,371
5,769	eHealth, Inc.*,1	752,393
12,263	First Mid Bancshares, Inc.	312,093
7,644	First of Long Island Corp.	116,724
70,828	Global Medical REIT, Inc. - REIT	759,276
34,736	Hilltop Holdings, Inc.	649,216
4,807	James River Group Holdings Ltd.[2]	185,887
98,399	MGIC Investment Corp.[1]	807,856
50,137	National General Holdings Corp.	1,017,781
14,493	Office Properties Income Trust - REIT[1]	366,528
31,911	PennyMac Financial Services, Inc.[1]	1,071,571
12,555	Republic Bancorp, Inc. - Class A	402,388
37,935	Retail Value, Inc. - REIT[1]	439,667
16,215	Safehold, Inc. - REIT[1]	888,420
42,171	Southern National Bancorp of Virginia, Inc.	424,240
21,400	Walker & Dunlop, Inc.	866,700

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
20,400	West BanCorp, Inc.	$359,856
		9,831,628
	INDUSTRIAL — 12.3%
27,388	Atkore International Group, Inc.*	735,094
13,196	CSW Industrials, Inc.	944,306
3,503	DHT Holdings, Inc.[1,2]	20,808
28,731	Gorman-Rupp Co.[1]	880,892
44,210	Great Lakes Dredge & Dock Corp.*	409,827
20,531	Lawson Products, Inc.*	637,693
15,534	Moog, Inc. - Class A	843,341
25,084	Mueller Industries, Inc.	671,750
69,989	Mueller Water Products, Inc. - Class A	653,697
4,679	Plexus Corp.*	300,485
17,822	Raven Industries, Inc.	382,282
26,111	Teekay Tankers Ltd. - Class A*,1,2	453,809
		6,933,984
	TECHNOLOGY — 14.1%
55,344	American Software, Inc. - Class A1	1,076,441
24,446	Benefitfocus, Inc.*,1	311,198
3,591	CACI International, Inc. - Class A*	900,551
20,696	CEVA, Inc.*,1	713,391
19,531	Cornerstone OnDemand, Inc.*,1	754,873
21,352	eGain Corp.*	222,274
15,781	Parsons Corp.*	641,655
19,177	Progress Software Corp.	774,751
51,890	SecureWorks Corp. - Class A*	698,439
11,304	SPS Commerce, Inc.*	770,481
33,025	Tenable Holdings, Inc.*	1,032,692
		7,896,746
	UTILITIES — 5.4%
4,800	American States Water Co.	393,648
8,614	Chesapeake Utilities Corp.	778,189
300	Middlesex Water Co.	20,358
20,258	Otter Tail Corp.	869,271
22,670	RGC Resources, Inc.	598,488

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
5,137	Southwest Gas Holdings, Inc.	$390,155
		3,050,109
	TOTAL COMMON STOCKS
	(Cost $60,036,854)	56,061,284
	SHORT-TERM INVESTMENTS — 19.2%

Units
COLLATERAL FOR SECURITIES LOANED — 18.7%
10,528,077	Securities Lending Fund II, LLC [3]	10,528,077

Principal Amount
$276,057	UMB Money Market Fiduciary, 0.01% [4]	276,057
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10,804,134)	10,804,134

	TOTAL INVESTMENTS — 118.9%
	(Cost $70,840,988)	66,865,418

	Liabilities in Excess of Other Assets — (18.9)%	(10,623,583)
	TOTAL NET ASSETS — 100.0%	$56,241,835

REIT — Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $9,176,416 at May 31, 2020.
[2]	Foreign security is denominated in U.S. Dollars.
[3]	The Securities Lending Fund II, LLC is not registered under the 1940 Act, pursuant to the exception available under Section 3(c)(7) of the 1940 Act.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

SUMMARY OF INVESTMENTS

As of May 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	32.8%
Financial	17.5%
Technology	14.1%
Industrial	12.3%
Consumer, Cyclical	10.6%
Communications	5.7%
Utilities	5.4%
Basic Materials	1.3%
Total Common Stocks	99.7%
Short-Term Investments	19.2%
Total Investments	118.9%
Liabilities in Excess of Other Assets	(18.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.8%
	BASIC MATERIALS — 4.0%
6,693	Air Products and Chemicals, Inc.[1]	$1,617,363
11,155	Eastman Chemical Co.[1]	759,432
13,832	International Paper Co.	470,980
11,304	LyondellBasell Industries N.V. - Class A1,2	720,743
		3,568,518
	COMMUNICATIONS — 9.3%
53,470	AT&T, Inc.	1,650,084
41,645	Cisco Systems, Inc.	1,991,464
13,404	Comcast Corp. - Class A	530,798
22,310	Thomson Reuters Corp.[1,2]	1,502,802
44,174	Verizon Communications, Inc.	2,534,704
		8,209,852
	CONSUMER, CYCLICAL — 6.5%
11,595	Home Depot, Inc.	2,881,126
23,054	Walmart, Inc.	2,860,079
		5,741,205
	CONSUMER, NON-CYCLICAL — 28.0%
14,055	AbbVie, Inc.	1,302,477
20,451	Altria Group, Inc.	798,611
6,024	Amgen, Inc.	1,383,713
30,119	Coca-Cola Co.	1,405,955
40,158	Corteva, Inc.[1]	1,096,715
20,079	CVS Health Corp.	1,316,580
17,179	Gilead Sciences, Inc.	1,337,042
18,294	Johnson & Johnson	2,721,232
16,509	Medtronic PLC[2]	1,627,457
21,864	Merck & Co., Inc.	1,764,862
26,475	Mondelez International, Inc. - Class A	1,379,877
15,989	PepsiCo, Inc.	2,103,353
58,750	Pfizer, Inc.	2,243,662
21,566	Philip Morris International, Inc.[1]	1,582,082
23,202	Procter & Gamble Co.	2,689,576
		24,753,194
	ENERGY — 7.9%
19,038	Chevron Corp.	1,745,785

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
30,119	Exxon Mobil Corp.	$1,369,511
77,193	Kinder Morgan, Inc.	1,219,649
16,509	Phillips 66	1,291,994
14,055	Schlumberger Ltd.[1,2]	259,596
17,104	Valero Energy Corp.[1]	1,139,811
		7,026,346
	FINANCIAL — 25.0%
31,755	Aflac, Inc.	1,158,105
7,854	Ameriprise Financial, Inc.	1,100,110
13,609	Arthur J. Gallagher & Co.	1,283,056
29,747	Bank of America Corp.	717,498
3,570	BlackRock, Inc.	1,887,245
13,386	Citigroup, Inc.	641,323
13,237	Crown Castle International Corp. - REIT[1]	2,278,882
56,296	Huntington Bancshares, Inc.[1]	500,471
22,310	JPMorgan Chase & Co.	2,170,986
72,136	KeyCorp	854,812
34,506	MetLife, Inc.	1,242,561
7,511	PNC Financial Services Group, Inc.	856,554
16,807	Prologis, Inc. - REIT	1,537,840
22,905	Prudential Financial, Inc.[1]	1,396,289
41,050	U.S. Bancorp	1,459,738
21,269	Ventas, Inc. - REIT[1]	743,352
49,231	Wells Fargo & Co.	1,303,145
16,361	WP Carey, Inc. - REIT	980,187
		22,112,154
	INDUSTRIAL — 4.7%
10,411	Caterpillar, Inc.[1]	1,250,673
11,081	Emerson Electric Co.	676,163
6,024	General Dynamics Corp.	884,504
3,347	Lockheed Martin Corp.	1,300,109
		4,111,449
	TECHNOLOGY — 7.9%
2,231	Broadcom, Inc.	649,823
75,557	HP, Inc.	1,143,933

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
38,299	Intel Corp.	$2,410,156
4,685	International Business Machines Corp.	585,157
11,899	Microsoft Corp.	2,180,492
		6,969,561
	UTILITIES — 4.5%
16,286	American Electric Power Co., Inc.[1]	1,388,382
18,694	Public Service Enterprise Group, Inc.[1]	954,142
27,962	Southern Co.	1,595,791
		3,938,315
	TOTAL COMMON STOCKS
	(Cost $85,719,304)	86,430,594
	SHORT-TERM INVESTMENTS — 16.9%

Units
COLLATERAL FOR SECURITIES LOANED — 14.9%
13,178,100	Securities Lending Fund II, LLC [3]	13,178,100

Principal Amount
$1,752,180	UMB Money Market Fiduciary, 0.01% [4]	1,752,180
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $14,930,280)	14,930,280

	TOTAL INVESTMENTS — 114.7%
	(Cost $100,649,584)	101,360,874

	Liabilities in Excess of Other Assets — (14.7)%	(12,955,958)
	TOTAL NET ASSETS — 100.0%	$88,404,916

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $12,881,788 at May 31, 2020.
[2]	Foreign security is denominated in U.S. Dollars.
[3]	The Securities Lending Fund II, LLC is not registered under the 1940 Act, pursuant to the exception available under Section 3(c)(7) of the 1940 Act.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

SUMMARY OF INVESTMENTS

As of May 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	28.0%
Financial	25.0%
Communications	9.3%
Energy	7.9%
Technology	7.9%
Consumer, Cyclical	6.5%
Industrial	4.7%
Utilities	4.5%
Basic Materials	4.0%
Total Common Stocks	97.8%
Short-Term Investments	16.9%
Total Investments	114.7%
Liabilities in Excess of Other Assets	(14.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of May 31, 2020 (Unaudited)

	Zacks All-Cap Core Fund		Zacks Small-Cap Core Fund
Assets:
Investments, at value (cost $42,172,604 and $70,840,988, respectively)	$51,444,653	[1]	$66,865,418	[2]
Receivables:
Investment securities sold	222,088		9,883,362
Fund shares sold	7,372		5,902
Dividends and interest	77,458		36,544
Securities lending income	1,431		2,185
Prepaid expenses	9,007		14,402
Total Assets	51,762,009		76,807,813

Liabilities:
Collateral due to broker for securities loaned	6,398,154		10,528,077
Payables:
Investment securities purchased	237,355		9,878,858
Fund shares redeemed	1,691		17,393
Advisory fees	21,048		28,179
Distribution fees (Note 7)	-		5,328
Fund administration and accounting fees	16,253		36,463
Transfer agent fees and expenses	6,021		19,994
Custody fees	5,889		16,367
Auditing fees	9,621		9,579
Trustees' Deferred Compensation (Note 3)	3,610		3,908
Legal fees	1,795		3,477
Chief Compliance Officer fees	1,663		1,392
Trustees' fees and expenses	1,359		1,082
Accrued other expenses	7,316		15,881
Total Liabilities	6,711,775		20,565,978

Net Assets	$45,050,234		$56,241,835

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$34,832,187		$74,693,170
Total distributable earnings (accumulated deficit)	10,218,047		(18,451,335)
Net Assets	$45,050,234		$56,241,835

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$-		$26,295,167
Shares of beneficial interest issued and outstanding	-		1,299,492
Offering and redemption price per share	$-		$20.23

Institutional Class:
Net assets applicable to shares outstanding	$45,050,234		$29,946,668
Shares of beneficial interest issued and outstanding	1,864,399		1,456,294
Offering and redemption price per share	$24.16		$20.56

[1]	Includes securities on loan of $6,260,740 (see Note 2).
[2]	Includes securities on loan of $9,176,416 (see Note 2).

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of May 31, 2020 (Unaudited)

	Zacks Dividend Fund
Assets:
Investments, at value (cost $100,649,584)	$101,360,874	[3]
Receivables:
Investment securities sold	-
Fund shares sold	82,974
Dividends and interest	299,055
Securities lending income	2,045
Prepaid expenses	18,837
Total Assets	101,763,785

Liabilities:
Collateral due to broker for securities loaned	13,178,100
Payables:
Investment securities purchased	-
Fund shares redeemed	59,067
Advisory fees	51,019
Distribution fees (Note 7)	12,703
Fund administration and accounting fees	24,382
Transfer agent fees and expenses	8,761
Custody fees	3,705
Auditing fees	9,519
Trustees' Deferred Compensation (Note 3)	3,640
Legal fees	171
Chief Compliance Officer fees	1,053
Trustees' fees and expenses	859
Accrued other expenses	5,890
Total Liabilities	13,358,869

Net Assets	$88,404,916

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$86,683,374
Total distributable earnings	1,721,542
Net Assets	$88,404,916

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$62,992,529
Shares of beneficial interest issued and outstanding	3,298,831
Offering and redemption price per share	$19.10

Institutional Class:
Net assets applicable to shares outstanding	$25,412,387
Shares of beneficial interest issued and outstanding	1,331,202
Offering and redemption price per share	$19.09

[3]	Includes securities on loan of $12,881,788 (see Note 2).

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended May 31, 2020 (Unaudited)

	Zacks All-Cap Core Fund	Zacks Small-Cap Core Fund
Investment income:
Dividends (net of foreign withholdings taxes of $0 and $363, respectively)	$362,182	$441,600
Interest	426	365
Securities lending income	9,445	15,687
Total investment income	372,053	457,652

Expenses:
Advisory fees	163,538	355,566
Distribution fees - Investor Class (Note 7)	-	45,961
Fund administration and accounting fees	37,568	69,804
Transfer agent fees and expenses	9,702	33,105
Custody fees	11,303	13,545
Auditing fees	9,394	9,579
Shareholder reporting fees	6,299	10,421
Registration fees	6,000	20,507
Chief Compliance Officer fees	3,551	3,046
Legal fees	3,250	8,394
Trustees' fees and expenses	3,249	3,298
Insurance fees	2,135	1,654
Miscellaneous	1,999	2,954
Total expenses	257,988	577,834
Advisory fees waived	(53,565)	(81,489)
Net expenses	204,423	496,345
Net investment income (loss)	167,630	(38,693)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	854,655	(8,744,203)
Securities sold short	-	2,325
Net realized gain (loss)	854,655	(8,741,878)
Net change in unrealized appreciation/depreciation on:
Investments	(1,399,586)	(15,650,172)
Net change in unrealized appreciation/depreciation	(1,399,586)	(15,650,172)
Net realized and unrealized loss	(544,931)	(24,392,050)

Net Decrease in Net Assets from Operations	$(377,301)	$(24,430,743)

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended May 31, 2020 (Unaudited)

Zacks Dividend Fund
Investment income:
Dividends (net of foreign withholdings taxes of $2,387)	$1,443,504
Interest	1,869
Securities lending income	13,629
Total investment income	1,459,002

Expenses:
Advisory fees	338,120
Distribution fees - Investor Class (Note 7)	82,700
Fund administration and accounting fees	62,531
Transfer agent fees and expenses	16,362
Custody fees	7,561
Auditing fees	9,524
Shareholder reporting fees	11,383
Registration fees	13,861
Chief Compliance Officer fees	3,051
Legal fees	8,049
Trustees' fees and expenses	2,550
Insurance fees	1,539
Miscellaneous	2,100
Total expenses	559,331
Advisory fees waived	(32,829)
Net expenses	526,502
Net investment income (loss)	932,500

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	755,399
Securities sold short	-
Net realized gain (loss)	755,399
Net change in unrealized appreciation/depreciation on:
Investments	(11,605,973)
Net change in unrealized appreciation/depreciation	(11,605,973)
Net realized and unrealized loss	(10,850,574)

Net Decrease in Net Assets from Operations	$(9,918,074)

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2020 (Unaudited)	For the Year Ended November 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$167,630	$360,611
Net realized gain on investments	854,655	3,196,681
Net change in unrealized appreciation/depreciation on investments	(1,399,586)	1,929,926
Net increase (decrease) in net assets resulting from operations	(377,301)	5,487,218

Distributions to Shareholders:
Distributions:
Institutional Class	(3,569,425)	(4,029,291)
Total distributions to shareholders	(3,569,425)	(4,029,291)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	12,963,700	14,315,744
Reinvestment of distributions:
Institutional Class	1,845,845	2,436,165
Cost of shares redeemed:
Institutional Class[1]	(7,194,030)	(19,437,058)
Net increase (decrease) in net assets from capital transactions	7,615,515	(2,685,149)

Total increase (decrease) in net assets	3,668,789	(1,227,222)

Net Assets:
Beginning of period	41,381,445	42,608,667
End of period	$45,050,234	$41,381,445
Capital Share Transactions:
Shares sold:
Institutional Class	568,839	593,363
Shares reinvested:
Institutional Class	74,190	108,274
Shares redeemed:
Institutional Class	(313,879)	(812,147)
Net increase (decrease) in capital share transactions	329,150	(110,510)

[1]	Net of redemption fee proceeds of $384 and $892, respectively.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2020 (Unaudited)	For the Year Ended November 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(38,693)	$(219,568)
Net realized loss on investments and securities sold short	(8,741,878)	(3,066,621)
Net change in unrealized appreciation/depreciation on investments	(15,650,172)	9,130,812
Net increase (decrease) in net assets resulting from operations	(24,430,743)	5,844,623

Distributions to Shareholders:
Distributions:
Investor Class	(55,198)	(9,571,478)
Institutional Class	(241,634)	(3,254,042)
Total distributions to shareholders	(296,832)	(12,825,520)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	1,883,059	5,683,768
Institutional Class	3,989,543	38,609,815
Reinvestment of distributions:
Investor Class	52,331	9,105,703
Institutional Class	226,785	3,019,437
Cost of shares redeemed:
Investor Class[1]	(12,872,172)	(67,761,547)
Institutional Class[2]	(16,086,018)	(31,511,602)
Net decrease in net assets from capital transactions	(22,806,472)	(42,854,426)

Total decrease in net assets	(47,534,047)	(49,835,323)

Net Assets:
Beginning of period	103,775,882	153,611,205
End of period	$56,241,835	$103,775,882

Capital Share Transactions:
Shares sold:
Investor Class	81,149	233,489
Institutional Class	179,626	1,639,882
Shares reinvested:
Investor Class	2,082	389,465
Institutional Class	8,797	127,134
Shares redeemed:
Investor Class	(599,784)	(2,860,003)
Institutional Class	(751,314)	(1,261,877)
Net decrease in capital share transactions	(1,079,444)	(1,731,910)

[1]	Net of redemption fee proceeds of $899 and $4,523, respectively.
[2]	Net of redemption fee proceeds of $2,691 and $6,817, respectively.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2020 (Unaudited)	For the Year Ended November 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$932,500	$1,307,431
Net realized gain on investments	755,399	746,140
Net change in unrealized appreciation/depreciation on investments	(11,605,973)	6,253,347
Net increase (decrease) in net assets resulting from operations	(9,918,074)	8,306,918

Distributions to Shareholders:
Distributions:
Investor Class	(1,239,637)	(3,200,381)
Institutional Class	(372,321)	(230,482)
Total distributions to shareholders	(1,611,958)	(3,430,863)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	14,832,146	26,426,648
Institutional Class	11,854,923	14,866,524
Reinvestment of distributions:
Investor Class	1,228,559	3,155,124
Institutional Class	361,064	229,796
Cost of shares redeemed:
Investor Class[1]	(12,903,498)	(14,244,200)
Institutional Class[2]	(2,288,553)	(1,142,246)
Net increase in net assets from capital transactions	13,084,641	29,291,646

Total increase in net assets	1,554,609	34,167,701

Net Assets:
Beginning of period	86,850,307	52,682,606
End of period	$88,404,916	$86,850,307

Capital Share Transactions:
Shares sold:
Investor Class	755,793	1,304,870
Institutional Class	670,367	733,402
Shares reinvested:
Investor Class	61,719	162,228
Institutional Class	18,562	11,393
Shares redeemed:
Investor Class	(723,466)	(712,354)
Institutional Class	(120,469)	(56,902)
Net increase in capital share transactions	662,506	1,442,637

[1]	Net of redemption fee proceeds of $6,904 and $11,977, respectively.
[2]	Net of redemption fee proceeds of $3,484 and $403, respectively.

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2020		For the Year Ended November 30,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$26.95	$25.89	$26.81	$23.50	$23.95	$24.93
Income from Investment Operations:
Net investment income[1]	0.10	0.22	0.16	0.07	0.12	0.03
Net realized and unrealized gain (loss)	(0.57)	3.21	0.96	4.98	0.74	0.45
Total from investment operations	(0.47)	3.43	1.12	5.05	0.86	0.48

Less Distributions:
From net investment income	(0.25)	(0.10)	-	(0.04)	-	-
From net realized gain	(2.07)	(2.27)	(2.04)	(1.70)	(1.31)	(1.47)
Total distributions	(2.32)	(2.37)	(2.04)	(1.74)	(1.31)	(1.47)
Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	0.01
Net asset value, end of period	$24.16	$26.95	$25.89	$26.81	$23.50	$23.95

Total return[3]	(1.98)%[4]	15.07%	4.44%	22.93%	3.92%	2.04%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$45,050	$41,381	$42,609	$28,085	$26,832	$39,453

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.26%[5]	1.28%	1.44%	1.74%	1.70%	1.68%
After fees waived and expenses absorbed	1.00%[5]	1.00%	1.17%[6]	1.63%[7]	1.65%	1.65%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.56%[5]	0.60%	0.35%	0.17%	0.51%	0.10%
After fees waived and expenses absorbed	0.82%[5]	0.88%	0.62%	0.28%	0.56%	0.13%
Portfolio turnover rate	14%[4]	38%	29%	29%	51%	37%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower. Effective October 31, 2016 the Fund no longer imposes a sales load for Investor Class shares. Investor shares were re-designated as Institutional shares on April 16, 2018.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund

FINANCIAL HIGHLIGHTS - Continued

Institutional Class

[6]	Effective April 16, 2018 the Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.00% of average daily net assets of the Fund. Prior to April 16, 2018, the annual operating expense limitation was 1.55%.
[7]	Effective October 1, 2017 the Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.55% of average daily net assets of the Fund. Prior to October 1, 2017, the annual operating expense limitation was 1.65%.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2020		For the Year Ended November 30,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$26.80	$27.49	$32.58	$26.77	$24.21	$23.47
Income from Investment Operations:
Net investment loss[1]	(0.03)	(0.08)	(0.05)	(0.07)	(0.04)	(0.06)
Net realized and unrealized gain (loss)	(6.51)	1.79	(1.27)	6.03	2.60	1.88
Total from investment operations	(6.54)	1.71	(1.32)	5.96	2.56	1.82

Less Distributions:
From net investment income	(0.03)	-	-	-	-	-
From net realized gain	-	(2.40)	(3.77)	(0.16)	-	(1.08)
Total distributions	(0.03)	(2.40)	(3.77)	(0.16)	-	(1.08)
Redemption fee proceeds[1]	- [2]	- [2]	- [2]	0.01	- [2]	- [2]
Net asset value, end of period	$20.23	$26.80	$27.49	$32.58	$26.77	$24.21

Total return[3]	(24.42)%[4]	7.55%	(4.36)%	22.41%	10.57%	8.00%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26,295	$48,666	$111,399	$152,663	$99,615	$95,622

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.60%[5]	1.53%	1.49%	1.54%	1.68%	1.66%
After fees waived and expenses absorbed	1.39%[5]	1.39%	1.39%	1.39%	1.43%	1.39%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.44)%[5]	(0.45)%	(0.27)%	(0.39)%	(0.43)%	(0.53)%
After fees waived and expenses absorbed	(0.23)%[5]	(0.31)%	(0.17)%	(0.24)%	(0.18)%	(0.26)%
Portfolio turnover rate	71%[4]	114%	129%	162%	147%	162%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower. Effective October 31, 2016 the Fund no longer imposes a sales load for the Investor Class shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2020		For the Year Ended November 30,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$27.29	$27.88	$32.92	$26.99	$24.32	$23.50
Income from Investment Operations:
Net investment income (loss) [1]	- [2]	(0.01)	0.02	-	0.02	-
Net realized and unrealized gain (loss)	(6.61)	1.82	(1.29)	6.09	2.63	1.89
Total from investment operations	(6.61)	1.81	(1.27)	6.09	2.65	1.89

Less Distributions:
From net investment income	(0.12)	-	-	-	-	-
From net realized gain	-	(2.40)	(3.77)	(0.16)	-	(1.08)
From return of capital	-	-	-	-	-	-
Total distributions	(0.12)	(2.40)	(3.77)	(0.16)	-	(1.08)
Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	0.02	0.01
Net asset value, end of period	$20.56	$27.29	$27.88	$32.92	$26.99	$24.32

Total return[3]	(24.30)%[4]	7.78%	(4.11)%	22.67%	10.98%	8.34%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$29,947	$55,110	$42,212	$26,953	$7,013	$3,142

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.35%[5]	1.28%	1.24%	1.29%	1.39%	1.41%
After fees waived and expenses absorbed	1.14%[5]	1.14%	1.14%	1.14%	1.14%	1.14%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.19)%[5]	(0.20)%	(0.02)%	(0.14)%	(0.14)%	(0.28)%
After fees waived and expenses absorbed	0.02%[5]	(0.06)%	0.08%	0.01%	0.11%	(0.01)%
Portfolio turnover rate	71%[4]	114%	129%	162%	147%	162%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2020		For the Year Ended November 30,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$21.89	$20.87	$20.78	$17.92	$16.69	$17.17
Income from Investment Operations:
Net investment income[1]	0.21	0.39	0.36	0.32	0.35	0.30
Net realized and unrealized gain (loss)	(2.61)	1.87	0.48	2.81	1.35	(0.47)
Total from investment operations	(2.40)	2.26	0.84	3.13	1.70	(0.17)

Less Distributions:
From net investment income	(0.20)	(0.37)	(0.34)	(0.27)	(0.31)	(0.28)
From net realized gain	(0.19)	(0.87)	(0.41)	-	(0.16)	(0.03)
Total distributions	(0.39)	(1.24)	(0.75)	(0.27)	(0.47)	(0.31)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$19.10	$21.89	$20.87	$20.78	$17.92	$16.69

Total return[3]	(11.06)%[4]	11.71%	4.16%	17.58%	10.50%	(0.92)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$62,993	$70,157	$51,121	$47,007	$26,671	$9,796

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.38%[5]	1.43%	1.58%	1.66%	1.95%	2.78%
After fees waived and expenses absorbed	1.30%[5]	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.07%[5]	1.81%	1.49%	1.30%	1.40%	0.30%
After fees waived and expenses absorbed	2.15%[5]	1.94%	1.77%	1.66%	2.05%	1.78%
Portfolio turnover rate	6%[4]	13%	25%	18%	15%	29%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2020	For the Year Ended November 30,		For the Period January 31, 2017* through November 30,
	(Unaudited)	2019	2018	2017
Net asset value, beginning of period	$21.89	$20.87	$20.78	$18.36
Income from Investment Operations:
Net investment income[1]	0.23	0.45	0.41	0.32
Net realized and unrealized gain (loss)	(2.62)	1.87	0.48	2.34
Total from investment operations	(2.39)	2.32	0.89	2.66

Less Distributions:
From net investment income	(0.22)	(0.43)	(0.39)	(0.24)
From net realized gain	(0.19)	(0.87)	(0.41)	-
Total distributions	(0.41)	(1.30)	(0.80)	(0.24)

Redemption fee proceeds[1]	- [2]	- [2]	-	-
Net asset value, end of period	$19.09	$21.89	$20.87	$20.78

Total return[3]	(10.98)%[4]	12.04%	4.42%	14.57%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$25,412	$16,694	$1,562	$229

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.13%[5]	1.18%	1.33%	1.41%[5]
After fees waived and expenses absorbed	1.05%[5]	1.05%	1.05%	1.05%[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.32%[5]	2.06%	1.74%	1.60%[5]
After fees waived and expenses absorbed	2.40%[5]	2.19%	2.02%	1.96%[5]
Portfolio turnover rate	6%[4]	13%	25%	18%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS

May 31, 2020 (Unaudited)

Note 1 – Organization

Zacks All-Cap Core Fund (the “All-Cap Core Fund”), Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”) and Zacks Dividend Fund (the “Dividend Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares effective October 31, 2016. The Class C shares converted to Investor Class shares on April 16, 2018. The Investor Class shares were re-designated to Institutional Class shares on April 16, 2018.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on June 30, 2011. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013. Class I commenced investment operations on February 28, 2014. The Fund converted Class C shares into Investor Class shares and re-designated Class I shares to Institutional Class shares effective October 31, 2016.

Zacks Dividend Fund’s primary investment objective is to provide capital appreciation and dividend income. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on January 31, 2014, with one class of shares, Investor Class. Institutional Class shares commenced operations on January 31, 2017.

With regards to the Zacks All-Cap Core Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2020 (Unaudited)

(b) Short Sales

The Zacks Small-Cap Core Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

In conjunction with the use of short sales, the Fund may be required to maintain collateral in various forms.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2020 (Unaudited)

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of May 31, 2020 and as of and during the open tax years ended November 30, 2017 - 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Funds will make distributions of net investment income and capital gains, if any, at least annually, except for the Dividend Fund which will distribute net investment income, if any, quarterly. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(g) Securities Lending

The Funds have entered into a securities lending agreement with BMO Harris Bank N.A. (“BMO”). Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash or other securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (“Government Securities”) at all times equal to at least 102% (105% for foreign securities) of the market value on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted so that the market value of the collateral is not less than the initial margin requirement. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investments of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2020 (Unaudited)

As of May 31, 2020, the Funds loaned securities which were collateralized by cash and other securities. The value of the securities on loan and the value of the related collateral were as follows:

Fund	Value of Securities Loaned	Value of Collateral*
All-Cap Core Fund	$6,260,740	$6,398,154
Small-Cap Core Fund	$9,176,416	$10,528,077
Dividend Fund	$12,881,788	$13,178,100

*	The Funds hold units of Securities Lending Fund II, LLC as collateral on securities loaned. The Securities Lending Fund II, LLC was established for the investment and reinvestment of cash collateral on behalf of the Funds pursuant to BMO’s Securities Lending Program.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expense on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels of each Fund’s average daily net assets. This agreement is in effect until March 31, 2023 and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class:

	Investment Advisory	Total Limit on Annual Operating Expenses†
	Fees	Investor Class	Institutional Class
All-Cap Core Fund	0.80%	-	1.00%
Small-Cap Core Fund	0.90%	1.39%	1.14%
Dividend Fund	0.80%	1.30%	1.05%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2020 (Unaudited)

For the six months ended May 31, 2020, the Advisor waived its fees as follows:

Advisory Fees
All-Cap Core Fund	$53,565
Small-Cap Core Fund	81,489
Dividend Fund	32,829
Total	$167,883

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At May 31, 2020, the amount of these potentially recoverable expenses was $313,189, $604,659 and $382,516 for the All-Cap core Fund, Small-Cap Core Fund and Dividend Fund, respectively. The Advisor may recapture all or a portion of these amounts no later than November 30, of the years stated below:

	All-Cap Core Fund	Small-Cap Core Fund	Dividend Fund
2020	$42,271	$191,268	$134,388
2021	101,261	168,499	131,557
2022	116,092	163,403	83,742
2023	53,565	81,489	32,829
Total	$313,189	$604,659	$382,516

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended May 31, 2020, are reported on the Statements of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended May 31, 2020, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2020 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended May 31, 2020, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At May 31, 2020, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Small-Cap Core Fund	Dividend Fund
Cost of investments	$42,228,002	$70,870,495	$100,696,896

Gross unrealized appreciation	$10,733,980	$3,779,357	$10,800,964
Gross unrealized depreciation	(1,517,329)	(7,784,434)	(10,136,986)
Net unrealized appreciation (depreciation) on investments	$9,216,651	$(4,005,077)	$663,978

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2019, the components of accumulated earnings on a tax basis were as follows:

	All-Cap Core Fund	Small-Cap Core Fund	Dividend Fund
Undistributed ordinary income	$361,544	$262,455	$355,152
Undistributed long-term gains	3,186,308	-	628,309
Tax accumulated earnings	3,547,852	262,455	983,461

Accumulated capital and other losses	$-	$(5,627,900)	$-

Unrealized appreciation (depreciation) on investments	10,620,032	11,645,095	12,271,247
Unrealized Deferred Compensation	(3,111)	(3,410)	(3,134)

Total accumulated earnings	$14,164,773	$6,276,240	$13,251,574

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2020 (Unaudited)

The tax character of distributions paid during the fiscal years ended November 30, 2019 and November 30, 2018 were as follows:

	All-Cap Core Fund
	2019	2018
Distributions paid from:
Ordinary income	$168,697	$444,705
Long-term capital gains	3,860,594	2,754,975
Total distributions paid	$4,029,291	$3,199,680

	Small-Cap Core Fund		Dividend Fund
	2019	2018	2019	2018
Distributions paid from:
Ordinary income	$5,526,896	$11,076,370	$1,221,402	$1,113,946
Long-term capital gains	7,298,624	10,234,473	2,209,461	601,395
Total distributions paid	$12,825,520	$21,310,843	$3,430,863	$1,715,341

At November 30, 2019, the Funds had the following accumulated capital loss carryforwards.

	All-Cap Core Fund	Small-Cap Core Fund	Dividend Fund
Not Subject to Expiration	-	5,627,900	-
Short-term	-	-	-
Long-term	$-	$5,627,900	$-

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fees

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended May 31, 2020, and the year ended November 30, 2019, redemption fees were as follows:

	May 31, 2020	November 30, 2019
All-Cap Core Fund	$384	$892
Small-Cap Core Fund	3,590	11,340
Dividend Fund	10,388	12,380

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2020 (Unaudited)

Note 6 – Investment Transactions

For the six months ended May 31, 2020, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Securities Sold Short	Short Securities Covered
All-Cap Core Fund	$9,837,844	$5,819,314	$-	$-
Small-Cap Core Fund	55,899,733	78,245,114	32,943	30,618
Dividend Fund	19,890,583	5,246,224	-	-

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares, payable to IMST Distributors, LLC. Institutional Class shares do not pay any distribution fees.

For the six months ended May 31, 2020, the distribution fees incurred for the All-Cap Core Fund, Small-Cap Core Fund and Dividend Fund are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2020 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2020, in valuing the Funds’ assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$44,716,455	$-	$-	$44,716,455
Short-Term Investments	6,728,198	-	-	6,728,198
Total Investments	$51,444,653	$-	$-	$51,444,653

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$56,061,284	$-	$-	$56,061,284
Short-Term Investments	10,804,134	-	-	10,804,134
Total Investments	$66,865,418	$-	$-	$66,865,418

Dividend Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$86,430,594	$-	$-	$86,430,594
Short-Term Investments	14,930,280	-	-	14,930,280
Total Investments	$101,360,874	$-	$-	$101,360,874

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Note 10 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2020 (Unaudited)

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in each Fund. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments are not reasonably estimable at this time.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Zacks Funds
EXPENSE EXAMPLES
For the Six Months Ended May 31, 2020 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.

Actual Expenses

The information in the rows titled “Actual Performance” of the tables below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the rows titled “Hypothetical (5% annual return before expenses)” of the tables below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Zacks All-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/1/19	5/31/20	12/1/19–5/31/20
Institutional Class	Actual Performance	$1,000.00	$980.20	$4.95
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.00	5.05

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Funds
EXPENSE EXAMPLES - (Continued)
For the Six Months Ended May 31, 2020 (Unaudited)

Zacks Small-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/1/19	5/31/20	12/1/19–5/31/20
Investor Class	Actual Performance	$1,000.00	$755.80	6.10
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.05	7.01
Institutional Class	Actual Performance	1,000.00	757.00	5.01
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.30	5.76

*	Expenses are equal to the Fund’s annualized expense ratios of 1.39% and 1.14% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Dividend Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/1/19	5/31/20	12/1/19–5/31/20
Investor Class	Actual Performance	$1,000.00	$889.40	$6.14
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.50	6.56
Institutional Class	Actual Performance	1,000.00	890.20	4.96
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.75	5.30

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% and 1.05% for Investor Class and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Zacks Funds
Each a series of Investment Managers Series Trust

Advisor
Zacks Investment Management, Inc.
227 West Monroe, Suite 4350
Chicago, Illinois 60606

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 East Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Zacks All-Cap Core Fund – Institutional Class	CZOVX	461418 204
Zacks Small-Cap Core Fund – Investor Class	ZSCCX	461418 428
Zacks Small-Cap Core Fund – Institutional Class	ZSCIX	46141P 313
Zacks Dividend Fund – Investor Class	ZDIVX	46141P 321
Zacks Dividend Fund – Institutional Class	ZDIIX	46141Q 378

Privacy Principles of the Zacks Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Zacks Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12- month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 453-4003.

Zacks Funds
P.O. Box 2175
Milwaukee, Wisconsin 53201
Toll Free: (888) 453-4003

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)		/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer
Date	08/07/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer
Date	08/07/20

By (Signature and Title)		/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer
Date	08/07/20